Derivative Liabilities (Details) - Schedule of derivative liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Public SPAC Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	$ 31,625	$ 8,048,850
Change in fair value of derivative liabilities	(21,390)	(8,017,225)
Ending balance	10,235	31,625
Private SPAC Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	1,256	467,325
Change in fair value of derivative liabilities	(1,005)	(466,069)
Ending balance	251	1,256
PIPE Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	42,100	6,516,300
Change in fair value of derivative liabilities	(30,600)	(6,474,200)
Ending balance	11,500	42,100
Other Warrants [Member]
Debt Conversion [Line Items]
Beginning balance	400	187,892
Change in fair value of derivative liabilities	(328)	(187,492)
Ending balance	72	400
Convertible Notes Payable [Member]
Debt Conversion [Line Items]
Beginning balance	75,381
Change in fair value of derivative liabilities	(53,323)
Ending balance	$ 22,058	$ 75,381